Interests in subsidiaries and non-controlling interests (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Feb. 12, 2026
IfrsStatementLineItems [Line Items]
Net deficit	$ (166,354)
Loss allocated to non-controlling interests	(290,165)
VIS Group [Member]
IfrsStatementLineItems [Line Items]
Net deficit	166,354			$ 127,514
Loss allocated to non-controlling interests	$ 290,165
VIS Networks Private Limited [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired	79.70%			79.70%
Percentage of voting equity interests acquired remaining fixed consideration				20.30%
VIS Global PTE Ltd [member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired	79.70%			79.70%